Prospectus Supplement dated April 23, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19) / April 29, 2019	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CF (4/19) / April 29, 2019	S-6410 N (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Plus Variable Annuity / RiverSource ® Retirement Advisor Select Plus Variable Annuity	S-6273 CF (4/19) / April 29, 2019	S-6362 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor 4 Advantage® Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity / RiverSource® Retirement Advisor Access Variable Annuity	S-6503 CF (4/19) / April 29, 2019	S-6504 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2019)	S-6720 CF (4/19) / April 29, 2019	S-6725 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 ChoiceSM Variable Annuity	S-6710 CF (4/19) / April 29, 2019	S-6715 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CF (4/19) / April 29, 2019	140464 CF (4/19) / April 29, 2019
RiverSource ® RAVA 5 Advantage® Variable Annuity / RiverSource® RAVA 5 Select® Variable Annuity / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CF (4/19) / April 29, 2019	S-6517 CF (4/19) / April 29, 2019

Prospectus Supplement dated April 23, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019) / RiverSource® RAVA 5 Select® Variable Annuity (Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017) / RiverSource® RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CF (4/19) / April 29, 2019	S-6595 CF (4/19) / April 29, 2019
RiverSource ® Retirement Group Annuity Contract I	S-6611 CF (4/19) / April 29, 2019
RiverSource ® Retirement Group Annuity Contract II	S-6612 CF (4/19) / April 29, 2019
RiverSource ® Galaxy Premier Variable Annuity	45211 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 5 / RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CF (4/19) / April 29, 2019	S-6543 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life 6 Insurance	S-6700 CF (4/19) / April 29, 2019	S-6705 CF (4/19) / April 29, 2019
The following information describes proposed changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above (the “Contracts”). Please retain this supplement with your latest printed prospectus for future reference.
The Board of Trustees of Columbia Funds Variable Insurance Trust and Columbia Funds Variable Series Trust (each a “Trust”) has approved a Plan of Liquidation (the “Plan”) of the funds listed below (each a “Fund”, collectively “the Funds”) (including the Fund shares held by the variable account) pursuant to which the following Funds will be liquidated:
•	Columbia Variable Portfolio – Asset Allocation Fund;
•	CTIVP® - AQR Managed Futures Strategy Fund;
•	Columbia Variable Portfolio – Diversified Absolute Return Fund;
•	Columbia Variable Portfolio – U.S. Equities Fund; and
•	Variable Portfolio – Wanger International Equities Fund.
Completion of a transaction (each a “Transaction”) involving the liquidation of the Funds and the substitution of shares of another fund for shares of the Fund is subject to a number of conditions, including shareholder approval of the Transaction.
If shareholder approval is obtained, it is anticipated that the Funds will be liquidated on or about April 24, 2020 (the “Liquidation Date”) at which time the Fund’s shareholders will receive a liquidating distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may redeem their investments in the Fund at any time prior to the Liquidation Date.
If you have Contract value allocated to the Funds, you may transfer it to any other available investment option prior to the Liquidation Date. Such transfers will not count toward any Contract level limitation on the number of transfers allowed per year. Any Contract value remaining in the Fund on the Liquidation Date will be transferred to the Columbia Variable Portfolio – Government Money Market Fund without charge. Thereafter, the Fund will no longer be available as an investment option under your Contract.

For 30 days after the Liquidation Date, you may surrender Contract value allocated to Columbia Variable Portfolio – Government Money Market Fund without charge.
For 90 days after the Liquidation Date, you may transfer Contract value allocated to the Columbia Variable Portfolio – Government Money Market Fund to any other investment option available under your Contract without charge. Such transfers will not count toward any Contract level limitations on the number of transfers allowed per year.
After the Liquidation Date, the liquidating Funds are no longer available as investment options under the Contracts listed above.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6720-9 A (04/20)
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